Key accounting estimates and judgments (Details Textual) $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Oct. 31, 2016 USD ($)	Dec. 31, 2016 USD ($) bbl $ / Ounce-oz	Dec. 31, 2017 USD ($) bbl $ / Ounce-oz	Dec. 31, 2016 USD ($) bbl $ / Ounce-oz	Dec. 31, 2015 USD ($) bbl $ / Ounce-oz
Current value added tax receivables		$ 89,400		$ 89,400	$ 96,500
Non-current value added tax receivables			$ 55,100		$ 6,400
Payment Of Advance Taxes	$ 25,000
Future Commodity Prices Per Barrel | bbl		60	70	60	60
Gold Price Curve Per Ounce | $ / Ounce-oz		1,200	1,250	1,200	1,150
Annual Increase Percentage in Gold Price Curve		2.00%	2.50%	2.00%	1.50%
Discount rate applied to cash flow projections		8.20%	8.20%	8.20%	7.90%
Growth rate used to extrapolate cash flow projections		0.00%	0.00%	0.00%	1.50%
Gold Price Per Ounces For Probable Reserve Calculation | $ / Ounce-oz		1,000	1,000	1,000	1,000
Discount rate used in current estimate of value in use		2.50%	2.50%	2.50%	2.25%
Increase (decrease) through change in discount rate, other provisions			$ (1,103)	$ 6,804
Percentage of amounts forecasted through offsetting			2
Description of recoverable period by the impact of receipts in next twelve months			Management have assumed a recoverable period of 48 months with a reduced level of receipts in the next 12 months.
Description of increase in provision that impacts discount rate and recovery period			The increase in provision reflects an increase in the discount rate to reflect assessed risk and an extension in the recovery period from 18 months to 48 months.
Increase (decrease) in other provisions			$ 3,600
Deferred Tax Liabilities, Net		$ 42,386	$ 52,781	42,386	$ 0
Description regarding impact of provision as by change in discount rate			A 1% change in the discount rate would increase the provision by $0.5 million (at 45% attributable share).
Decrease of Gold Price before tax losses which are unused | bbl			1,040
Trade and other receivables [Member]
Value added tax receivables			$ 114,400
Kibali joint venture [Member]
Proportion of ownership interest in joint venture			45.00%
Investment in joint ventures [Member]
Proportion of ownership interest in joint venture			40.00%
Morila [Member]
Value added tax receivables		$ 5,000	$ 7,000	5,000	6,300
1% change [Member]
Other comprehensive income, net of tax, change in fair value of financial liability attributable to change in credit risk of liability			$ 600	$ 500	600
Provision for decommissioning, restoration and rehabilitation costs [member]
Discount rate used in current estimate of value in use		2.50%	2.50%	2.50%
Provision for decommissioning, restoration and rehabilitation costs [member] | 1% change [Member]
Increase (decrease) through change in discount rate, other provisions			$ 6,800	$ 5,300	5,300
Mali operations [Member]
Value added tax receivables			200,500
Societe des Mines de Loulo SA [Member]
Income taxes paid (refund), classified as financing activities		$ 29,200
Value Added Tax [Member]
Value added tax receivables		64,900	70,200	64,900	61,800
Allowance account for credit losses of financial assets		7,800	$ 8,100	7,800	0
Discount rate applied to cash flow projections			10.00%
Discounting provision			$ 2,500	1,400	2,900
Kibali Goldmines SA [Member]
Value added tax receivables		64,900	$ 70,200	64,900
Discount rate applied to cash flow projections			18.70%
Growth rate used to extrapolate cash flow projections			20.40%
Kibali Jersey Limited [member]
Value added tax receivables		$ 131,214	$ 134,514	$ 131,214	$ 137,369
Proportion of ownership interest in joint venture			50.00%
Future Commodity Prices Per Barrel | bbl		60	70	60	60
Gold Price Curve Per Ounce | $ / Ounce-oz		1,200	1,250	1,200	1,150
Annual Increase Percentage in Gold Price Curve		2.00%	2.50%	2.00%	1.50%
Discount rate applied to cash flow projections		7.80%	8.20%	7.80%	7.90%
Growth rate used to extrapolate cash flow projections		6.00%	5.00%	6.00%	5.00%
Explanation of main events and circumstances that led to recognition of impairment losses and reversals of impairment losses			A reduction in forward gold prices in excess of 17.0% or an increase in the discount rate to 18.7% is required to give rise to impairment
Gold Price Per Ounces For Probable Reserve Calculation | $ / Ounce-oz		1,000	1,000	1,000	1,000
Discount rate used in current estimate of value in use		2.50%	2.50%	2.50%	2.25%
Increase (decrease) through change in discount rate, other provisions			$ 1,552	$ 5,281	$ (192)
Percentage of amounts forecasted through offsetting			2
Description of recoverable period by the impact of receipts in next twelve months			Management have assumed a recoverable period of 48 months with a reduced level of receipts in the next 12 months.
Description of increase in provision that impacts discount rate and recovery period			The increase in provision reflects an increase in the discount rate to reflect assessed risk and an extension in the recovery period from 18 months to 48 months.
Change in discount rate			1.00%
Increase (decrease) in other provisions			$ 7,800
Stripping costs capitalised			19,200	15,200	0
Stripping assets book value		$ 9,600	12,300	9,600
Deferred tax assets		0	43,237	0	0
Deferred Tax Liabilities, Net		$ 11,096	$ 0	11,096	41,926
Kibali Jersey Limited [member] | Mine plan [Member]
Useful lives or amortisation rates, intangible assets other than goodwill			3 years
Kibali Jersey Limited [member] | 1% change [Member]
Other comprehensive income, net of tax, change in fair value of financial liability attributable to change in credit risk of liability			$ 200	$ 200	$ 50
Kibali Jersey Limited [member] | Provision for decommissioning, restoration and rehabilitation costs [member]
Discount rate used in current estimate of value in use		2.50%	2.50%	2.50%	2.25%
Kibali Jersey Limited [member] | Provision for decommissioning, restoration and rehabilitation costs [member] | 1% change [Member]
Increase (decrease) through change in discount rate, other provisions			$ 3,200	$ 3,200	$ 1,800
Kibali Jersey Limited [member] | Value Added Tax [Member]
Proportion of ownership interest in joint venture			45.00%
Allowance account for credit losses of financial assets		$ 7,800	$ 17,900	$ 7,800	$ 0